PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS - Guarantees (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) trust margin	Dec. 31, 2015 USD ($)
Maximum potential amount of future payments
Expire Within One Year	$ 207,400,000,000	$ 198,000,000,000
Expire After One Year	197,800,000,000	203,900,000,000
Total amount outstanding	405,200,000,000	401,900,000,000
Carrying value	1,183,000,000	2,027,000,000
Compensation for standard representations and warranties	0
Stated or notional amounts included in the indemnification clauses	$ 0
Number of trusts funded by the reinsurer | trust	2
Fair value of securities in trusts funded by reinsurer relating to indemnification	$ 7,000,000,000	6,300,000,000
Liability related to long-term care insurance indemnification	0	0
Cash collateral available to reimburse losses realized under guarantees and indemnifications	45,000,000,000	52,000,000,000
Available-for-sale securities, pledged to creditors	38,000,000,000	33,000,000,000
Letters of credit in favor of the Company held as collateral	5,400,000,000	4,200,000,000
Investment Grade
Maximum potential amount of future payments
Total amount outstanding	118,400,000,000	127,400,000,000
Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	17,500,000,000	19,600,000,000
Not rated
Maximum potential amount of future payments
Total amount outstanding	269,300,000,000	254,900,000,000
Financial standby letters of credit
Maximum potential amount of future payments
Expire Within One Year	26,000,000,000	23,800,000,000
Expire After One Year	67,100,000,000	73,000,000,000
Total amount outstanding	93,100,000,000	96,800,000,000
Carrying value	141,000,000	152,000,000
Financial standby letters of credit | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	66,800,000,000	69,200,000,000
Financial standby letters of credit | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	13,400,000,000	15,400,000,000
Financial standby letters of credit | Not rated
Maximum potential amount of future payments
Total amount outstanding	12,900,000,000	12,200,000,000
Performance guarantees
Maximum potential amount of future payments
Expire Within One Year	7,500,000,000	7,400,000,000
Expire After One Year	3,600,000,000	4,100,000,000
Total amount outstanding	11,100,000,000	11,500,000,000
Carrying value	19,000,000	23,000,000
Performance guarantees | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	6,300,000,000	6,600,000,000
Performance guarantees | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	4,000,000,000	4,100,000,000
Performance guarantees | Not rated
Maximum potential amount of future payments
Total amount outstanding	800,000,000	800,000,000
Derivative instruments considered to be guarantees
Maximum potential amount of future payments
Expire Within One Year	7,200,000,000	3,600,000,000
Expire After One Year	80,000,000,000	74,900,000,000
Total amount outstanding	87,200,000,000	78,500,000,000
Carrying value	747,000,000	1,779,000,000
Derivative instruments considered to be guarantees | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Derivative instruments considered to be guarantees | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Derivative instruments considered to be guarantees | Not rated
Maximum potential amount of future payments
Total amount outstanding	87,200,000,000	78,500,000,000
Loans sold with recourse
Maximum potential amount of future payments
Expire Within One Year	0	0
Expire After One Year	200,000,000	200,000,000
Total amount outstanding	200,000,000	200,000,000
Carrying value	12,000,000	17,000,000
Repurchase reserve for Consumer mortgages representations and warranties	107,000,000	152,000,000
Loans sold with recourse | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Loans sold with recourse | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Loans sold with recourse | Not rated
Maximum potential amount of future payments
Total amount outstanding	200,000,000	200,000,000
Securities lending indemnifications
Maximum potential amount of future payments
Expire Within One Year	80,300,000,000	79,000,000,000
Expire After One Year	0	0
Total amount outstanding	80,300,000,000	79,000,000,000
Carrying value	0	0
Securities lending indemnifications | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Securities lending indemnifications | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Securities lending indemnifications | Not rated
Maximum potential amount of future payments
Total amount outstanding	80,300,000,000	79,000,000,000
Credit card merchant processing
Maximum potential amount of future payments
Expire Within One Year	86,400,000,000	84,200,000,000
Expire After One Year	0	0
Total amount outstanding	86,400,000,000	84,200,000,000
Carrying value	0	0
Maximum potential contingent liability related to bankcard and private-label merchant processing services	86,000,000,000	84,000,000,000
Credit card merchant processing | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Credit card merchant processing | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Credit card merchant processing | Not rated
Maximum potential amount of future payments
Total amount outstanding	86,400,000,000	84,200,000,000
Credit card arrangements with partners
Maximum potential amount of future payments
Expire Within One Year	0
Expire After One Year	1,500,000,000
Total amount outstanding	1,500,000,000
Carrying value	206,000,000
Credit card arrangements with partners | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0
Credit card arrangements with partners | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0
Credit card arrangements with partners | Not rated
Maximum potential amount of future payments
Total amount outstanding	1,500,000,000
Custody indemnifications and other
Maximum potential amount of future payments
Expire Within One Year	0	0
Expire After One Year	45,400,000,000	51,700,000,000
Total amount outstanding	45,400,000,000	51,700,000,000
Carrying value	58,000,000	56,000,000
Custody indemnifications and other | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	45,300,000,000	51,600,000,000
Custody indemnifications and other | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	100,000,000	100,000,000
Custody indemnifications and other | Not rated
Maximum potential amount of future payments
Total amount outstanding	$ 0	0
Futures and Over the Counter Derivatives Clearing
Maximum potential amount of future payments
Number of types of margin | margin	2
Amount of cash initial margin collected and remitted	$ 9,400,000,000	$ 4,300,000,000